Fees Summary	Dec. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 599,500
Previously Paid Amount	(0)
Total Fee Amount	82.80
Total Offset Amount	(0)
Net Fee	$ 82.8